Share-based payment - Changes in stock option plans (Details)	12 Months Ended
Dec. 31, 2019 BRL (R$) R$ / shares
Number of outstanding shares
Balance, beginning of year | R$	946,123
Exercised | R$	(208,076)
Canceled | R$	(21,874)
Balance, end of year | R$	716,173
Strike price (in Reais)
Beginning of year | R$ / shares	R$ 16.41
Exercised | R$ / shares	37.53
Canceled | R$ / shares	43.52
End of year | R$ / shares	R$ 19.16